As filed with the Securities and Exchange Commission on May 4, 2018

Securities Act File No. 333-221584

1940 Act File No. 811-23309

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
☒ Pre-Effective Amendment No. 3 and REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

☒ Amendment No. 3

Destra International & Event-Driven Credit Fund

(Exact Name of Registrant as Specified in Charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606-0070

(Address of Principal Executive Offices)

(312) 843-6161

(Registrant’s Telephone Number)

Jane Hong Shissler, Esq.

Destra Capital Management LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606-0070

(Name and Address of Agent for Service)

Copy to:

Joshua D. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE

OF THIS REGISTRATION STATEMENT.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☑

It is proposed that this filing will become effective (check appropriate box):

☑ when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES BEING REGISTERED	PROPOSED MAXIMUM AGGREGATE OFFERING PRICE(1)	AMOUNT OF REGISTRATION FEE(2)
Shares of Beneficial Interest	$126,000,000	$15,687
(1)	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457 under the Securities Act of 1933.
(2)	All of which has been previously paid.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 is solely to file certain exhibits to the Registration Statement as set forth in item 25(2) of Part C.

PART C:

OTHER INFORMATION

Destra International & Event-Driven Credit Fund (the “Registrant”)

Item 25. Financial Statements and Exhibits

(1)	Financial Statements:

Financial Statements are included as an appendix to the Statement of Additional Information which is incorporated by reference to the Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on April 27, 2018.

(2)	Exhibits

(a)(1)	Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(1) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on November 15, 2017.

(a)(2)	Certificate of Trust is incorporated by reference to Exhibit (a)(2) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on November 15, 2017.

(b)	By-Laws are incorporated by reference to Exhibit (b) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on November 15, 2017.

(c)	Not applicable.

(d)	Refer to Exhibits (a)(1) and (b).

(e)	Not Applicable.

(f)	Not applicable.

(g)(1)	Investment Management Agreement is incorporated by reference to Exhibit (g)(1) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on April 27, 2018.

(g)(2)	Sub-Advisory Agreement by and among the Registrant, Destra Capital Advisors and BlueBay Asset Management LLP is incorporated by reference to Exhibit (g)(2) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on April 27, 2018.

(g)(3)	Form of Sub-Sub-Advisory Agreement by and among BlueBay Asset Management LLP and BlueBay Asset Management USA LLC is incorporated by reference to Exhibit (g)(3) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on April 27, 2018.

(h)	Distribution Agreement is incorporated by reference to Exhibit (h) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on April 27, 2018.

(i)	Not applicable.

(j)	Custody Agreement is incorporated by reference to Exhibit (j) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on April 27, 2018.

(k)(1)	Administration and Fund Accounting Agreement is incorporated by reference to Exhibit (k)(1) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on April 27, 2018.

(k)(2)	Transfer Agency Agreement is incorporated by reference to Exhibit (k)(2) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on April 27, 2018.

(k)(3)	Form of Expense Limitation and Reimbursement Agreement is incorporated by reference to Exhibit (k)(3) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on April 27, 2018.

(l)	Opinion and Consent of Drinker Biddle & Reath LLP is filed herewith.

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting firm is incorporated by reference to Exhibit (n) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on April 27, 2018.

(o)	Not applicable.

(p)	Not applicable.

(q)	Not applicable.

(r)(1)	Code of Ethics for the Registrant, Destra Capital Advisors LLC and Destra Capital Investments LLC is incorporated by reference to Exhibit (r)(1) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on April 27, 2018.

(r)(2)	Code of Ethics for BlueBay Asset Management LLP and BlueBay Asset Management USA LLC is incorporated by reference to Exhibit (r)(2) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23309) as previously filed on April 27, 2018.

Item 26. Marketing Arrangements

Not applicable.

Item 27. Other Expenses of Issuance and Distribution of Securities Being Registered

All figures are estimates:

Registration fees	$15,563
Legal fees	$166,260
Printing fees	$2,322
Blue Sky fees	$28,601
Accounting fees	$10,000
Miscellaneous Fees	$13,489
Total	$236,235

Item 28. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 29. Number of Holders of Securities

Title of Class	Number of Shareholders*
Shares	1

* As of May 4, 2018.

Item 30. Indemnification

Sections 8.1-8.4 of Article VIII of the Registrant’s Agreement and Declaration of Trust states:

Section 8.1	Limitation of Liability. Neither a Trustee nor an officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust, any Trustee or any officer of the Trust. Neither a Trustee nor an officer of the Trust shall be liable for any act or omission in his capacity as Trustee or as an officer of the Trust, or for any act or omission of any other officer or any employee of the Trust or of any other person or party, provided that nothing contained herein or in the Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or the duties of such officer hereunder.

Section 8.2	Indemnification. The Trust shall indemnify each of its Trustees and officers and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each a “Covered Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which he may be involved or with which he may be threatened, while as a Covered Person or thereafter, by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his duties involved in the conduct of such Covered Person’s office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”). Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of (a) an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and either (b) such Covered Person provides security for such undertaking, (c) the Trust is insured against losses arising by reason of such payment, or (d) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

Section 8.3	Indemnification Determinations. Indemnification of a Covered Person pursuant to Section 8.2 shall be made if (a) the court or body before whom the proceeding is brought determines, in a final decision on the merits, that such Covered Person was not liable by reason of Disabling Conduct or (b) in the absence of such a determination, a majority of a quorum of disinterested, non-party Trustees or independent legal counsel in a written opinion make a reasonable determination, based upon a review of the facts, that such Covered Person was not liable by reason of Disabling Conduct.

Section 8.4	Indemnification Not Exclusive. The right of indemnification provided by this Article VIII shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VIII, “Covered Person” shall include such person’s heirs, executors and administrators, and a “disinterested, non-party Trustee” is a Trustee who is neither an Interested Person of the Trust nor a party to the proceeding in question.

Additionally, the Registrant’s various agreements with its service providers contain indemnification provisions.

Item 31. Business and Other Connections of Investment Adviser

Information as to the directors and officers of the Registrant’s investment adviser, Destra Capital Advisors LLC (the “Investment Manager”), together with information as to any other business, profession, vocation, or employment of a substantial nature in which the Investment Manager, and each director, executive officer, managing member or partner of the Investment Manager, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, managing member, partner or trustee, is included in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-71604), and is incorporated herein by reference.

Information as to the directors and officers of the Registrant’s investment sub-adviser, BlueBay Asset Management LLP (“BlueBay UK”), together with information as to any other business, profession, vocation, or employment of a substantial nature in which BlueBay UK, and each director, executive officer, managing member or partner of BlueBay UK, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, managing member, partner or trustee, is included in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-61494), and is incorporated herein by reference.

Information as to the directors and officers of the Registrant’s investment sub-sub-adviser, BlueBay Asset Management USA LLC (“BlueBay USA”), together with information as to any other business, profession, vocation, or employment of a substantial nature in which BlueBay USA, and each director, executive officer, managing member or partner of BlueBay USA, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, managing member, partner or trustee, is included in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-77361), and is incorporated herein by reference.

Item 32. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (1) the Registrant’s Administrator, (2) the Investment Manager, (3) BlueBay UK, (4) BlueBay USA, and/or (5) the Registrant’s counsel. The address of each is as follows:

1.	UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

2.	Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

3.	BlueBay Asset Management LLP

77 Grosvenor Street

London, United Kingdom W1K 3JR

4.	BlueBay Asset Management USA LLC

Four Stamford Plaza, 107 Elm Street, Suite 512

Stamford, CT 06902

5.	Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.           Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.           Not applicable.

3.           Not applicable.

4.           The Registrant undertakes (a) to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1)         to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(2)         to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3)         to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b)         that for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)         to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)         that, for the purpose of determining liability under the Securities Act of 1933 to any purchaser, if the Registrant is subject to Rule 430C; each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act of 1933, shall be deemed to be part of and included in this Registration Statement as of the date it is first used after effectiveness. Provided, however, that no statement made in this Registration Statement or prospectus that is part of this registration statement or made in a document incorporated or deemed incorporated by reference into this registration statement or prospectus that is art of this registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supercede or modify any statement that was made in this registration statement or prospectus that was part of this registration statement or made in any such document immediately prior to such date of first use;

(e)         that for the purpose of determining liability of the Registrant under the Securities Act of 1933 to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)         any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act of 1933;

(2)         the portion of any advertisement pursuant to Rule 482 under the Securities Act of 1933 relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3)         any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.           Not applicable.

6.          The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago in the State of Illinois on the 4th day of May, 2018.

Destra International & Event-Driven Credit Fund

By:	/s/ Robert Watson
Name: Robert Watson
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, his Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert Watson	President	May 4, 2018
Robert Watson

/s/ Neal Berkowitz	Treasurer	May 4, 2018
Neal Berkowitz

* John S. Emrich	Trustee	May 4, 2018
John S. Emrich

* Michael S. Erickson	Trustee	May 4, 2018
Michael S. Erickson

* Jeffery S. Murphy	Trustee	May 4, 2018
Jeffery S. Murphy

* Nicholas Dalmaso	Trustee	May 4, 2018
Nicholas Dalmaso

*By:	/s/ Robert Watson
Robert Watson
Attorney-In-Fact (pursuant to
Power of Attorney)

Exhibit Index

(l)	Opinion and Consent of Drinker Biddle & Reath LLP